December 19, 2019

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: General Government Securities Money Market Funds, Inc.
          --General Government Securities Money Market Fund
  1933 Act File No.: 2-77207
  1940 Act File No.: 811-03456
  CIK No.: 00000702172

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Brex Class Prospectus that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 65 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 13, 2019.

Please address any comments or questions to my attention at 412-234-1112.

Sincerely,

/s/Tara L. Raposa
Tara L. Raposa
Lead Analyst/Paralegal